Business and Basis of Presentation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Idle mine costs	$ 0	$ 0	$ 12,137
Business interruption costs	$ 524	$ 8,291	$ 23,455